Summary of Significant Accounting Policies - Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Jul. 21, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Net loss available to common stockholders, basic			$ (17,639)	$ (323,954)	$ (60,678)	$ (52,556)
Net loss available to common stockholders, diluted			$ (17,639)	$ (323,954)	$ (60,678)	$ (52,556)
Weighted average common shares outstanding, basic		37,268,074	138,825,356	37,159,600	138,848,177	138,848,177
Weighted average common shares outstanding, diluted		37,268,074	138,825,356	37,159,600	138,848,177	138,848,177
Net loss per share, basic	$ (8.01)	$ (3.17)	$ (0.13)	$ (8.72)	$ (0.44)	$ (0.38)
Net loss per share, diluted	$ (8.01)	$ (3.17)	$ (0.13)	$ (8.72)	$ (0.44)	$ (0.38)